Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 1,836,803	$ 1,575,828	$ 1,468,548